CASH GENERATED BY OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
CASH GENERATED BY OPERATIONS
Schedule of cash generated by operations

Figures in million - SA rand	Notes	2019	2018	2017
Profit/(Loss) for the year		432.8	(2,520.7)	(4,433.1)
Royalties	9.1	431.0	212.6	398.5
Carbon tax		12.9	-	-
Mining and income tax	9.2	(1,733.0)	1,083.8	(2,946.6)
Interest income		(560.4)	(482.1)	(415.5)
Finance expense	5	3,302.5	3,134.7	2,971.8
Profit/(Loss) before interest, royalties and tax		1,885.8	1,428.3	(4,424.9)
Non-cash and other adjusting items:
Amortisation and depreciation	4	7,214.1	6,613.8	5,699.7
Share-based payments	6	363.3	299.4	231.9
Loss/(gain) on financial instruments		5,731.3	(1,591.3)	764.0
Gain on foreign exchange differences		(461.4)	(241.3)	(546.8)
Share of results of equity-accounted investees after tax	16	(721.0)	(344.2)	(291.6)
Impairments	8	86.0	3,041.4	4,411.0
Gain on derecognition of borrowings and derivative financial instrument		-	(230.0)	-
Occupational healthcare expense	29	(39.6)	15.4	1,106.9
Gain on acquisition	14.1	(1,103.0)	-	-
Deferred revenue recognised	30	(2,227.5)	-	-
Other		(162.1)	(282.5)	147.7
Total cash generated by operations		10,565.9	8,709.0	7,097.9